Changes in significant accounting policies (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Disclosure of changes in significant accounting policies [Line Items]
Lease liabilities	$ 19,914
IFRS 16 [Member]
Disclosure of changes in significant accounting policies [Line Items]
Lease liabilities		$ 20,900
IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of changes in significant accounting policies [Line Items]
Operating lease commitment disclosed as at December 31, 2018		16,790
Extensions and termination options that are reasonably true of being exercised		11,160
Undiscounted lease liabilities		27,950
Lease liabilities		$ 20,965